Share Capital and Public Offerings (Details) - Schedule of Stock Option Activity	12 Months Ended
Dec. 31, 2023 $ / shares shares
Schedule of Stock Option Activity [Abstract]
Number of Options, Beginning balance	1,333,123
Weighted Average Exercise Price, Beginning balance (in Dollars per share) | $ / shares	$ 1.23
Number of Options, Granted	776,344
Weighted Average Exercise Price, Granted (in Dollars per share) | $ / shares	$ 0.76
Number of Options, Exercised
Weighted Average Exercise Price, Exercised (in Dollars per share) | $ / shares
Number of Options, Expired/cancelled	(245,809)
Weighted Average Exercise Price, Expired/cancelled (in Dollars per share) | $ / shares	$ 0.99
Number of Options, Ending balance	1,863,658
Weighted Average Exercise Price, Ending balance (in Dollars per share) | $ / shares	$ 1.07
Options vested and exercisable	449,515
Options expected to vest	1,414,143